SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement
Working capital	$ (145,150)
Convertible loans	$ 135,510
Restricted cash		$ 392
Term deposits
Maturity terms of term deposits- minimum	3 months
Maturity terms of term deposits- maximum	1 year
Foreign currency risk
Aggregate amounts of cash and cash equivalent denominated in RMB	$ 62,901	64,898	$ 108,111	$ 97,336
Foreign currency risk | China, Yuan Renminbi
Foreign currency risk
Aggregate amounts of cash and cash equivalent denominated in RMB	$ 56,593	$ 57,553